UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ancient Art, L.P.
Address: 610 West 5th Street
         Suite 600
         Austin, Texas  78701

13F File Number:  28-12920

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Amy Inbody
Title:     Chief Compliance Officer
Phone:     512.351.4440

Signature, Place, and Date of Signing:

     Amy Inbody     Austin, Texas     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $103,063 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABOVENET INC                   COM              00374N107     3625    44766 SH       SOLE                    44766
ALLEGIANT TRAVEL CO            COM              01748X102     4138   104383 SH       SOLE                   104383
AMERICAN DENTAL PARTNERS       COM              025353103     9804  1080956 SH       SOLE                  1080956
AMR CORP                       COM              001765106        3    67800 SH  CALL SOLE                    67800
ARCH CAP GROUP LTD             ORD              G0450A105     5565    95000 SH       SOLE                    95000
AXIS CAPITAL HOLDINGS          SHS              G0692U109     3180   121459 SH       SOLE                   121459
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     1876   113130 SH       SOLE                   113130
BURLINGTON NORTHN SANTA FE C   COM              12189T104      293    18000 SH  CALL SOLE                    18000
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109     8595  1621620 SH       SOLE                  1621620
DUPONT FABROS TECHNOLOGY INC   COM              26613Q106     2072   219985 SH       SOLE                   219985
GULFPORT ENERGY CORP           COM NEW          402635304     1673   244241 SH       SOLE                   244241
IMPERIAL SUGAR CO NEW          COM NEW          453096208     3508   289716 SH       SOLE                   289716
LEARNING TREE INTL INC         COM              522015106     1222   118635 SH       SOLE                   118635
MASTERCARD INC                 CL A             57636Q104     3579    21390 SH       SOLE                    21390
META FINL GROUP INC            COM              59100U108     1408    65432 SH       SOLE                    65432
MI DEVS INC                    CL A SUB VTG     55304X104     3348   441133 SH       SOLE                   441133
MIRANT CORP NEW                COM              60467R100     1731   110000 SH       SOLE                   110000
NICHOLAS FINANCIAL INC         COM NEW          65373J209     4733   903150 SH       SOLE                   903150
RACKSPACE HOSTING INC          COM              750086100    11424   824260 SH       SOLE                   824260
RRI ENERGY INC                 COM              74971X107     1346   268600 SH       SOLE                   268600
SWEDISH EXPT CR CORP           ROG ARGI ETN22   870297603      646    89943 SH       SOLE                    89943
TEEKAY CORPORATION             COM              Y8564W103     4622   219805 SH       SOLE                   219805
TRANSDIGM GROUP INC            COM              893641100     6327   174790 SH       SOLE                   174790
UNION PAC CORP                 COM              907818108     6299   121000 SH       SOLE                   121000
VANTAGE DRILLING COMPANY       ORD SHS          G93205113     3875  2214287 SH       SOLE                  2214287
WELLPOINT INC                  COM              94973V107     5089   100000 SH       SOLE                   100000
WENDYS ARBYS GROUP INC         COM              950587105     2304   576091 SH       SOLE                   576091
X-RITE INC                     COM              983857103      778   518865 SH       SOLE                   518865